Employee Benefit Plan - Additional Information (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employer contributions to defined contribution savings plan	$ 0.4	$ 0.5